Non-Controlling Interest - Schedule of non-controlling interest (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure of subsidiaries [line items]
Current assets	$ 693,558	$ 305,703
Current liabilities	503,638	82,487
Accumulated deficit	(773,993)	(659,231)
Non-controlling interests	1,987	3,379	$ 0
Keystone Isolation Technologies Inc. ("KIT")
Disclosure of subsidiaries [line items]
Current assets	0	0
Non-current assets	8,651	7,455
Current liabilities	0	0
Non-current liabilities	$ 0	$ 0
Non-controlling interest (%)	40.00%	40.00%
Non-controlling interests	$ 3,460	$ 3,379
ZenPharm Limited
Disclosure of subsidiaries [line items]
Current assets	313
Non-current assets	141
Current liabilities	(3,233)
Non-current liabilities	0
Accumulated deficit	$ (133)
Non-controlling interest (%)	40.00%
Non-controlling interests	$ (1,475)